Liquidity - Additional Information (Detail)		1 Months Ended
	Dec. 31, 2012 Contract	Jun. 30, 2012 Pacific Sharav	Nov. 30, 2012 Pacific Khamsin
Long-term Contract for Purchase of Drillships [Line Items]
Drilling contract term		5 years	2 years
Number of drillships received	4